Significant Accounting Policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Exchange rate (US$1.00) | $ / ¥				6.5250	6.5250
Cash at bank and demand deposits				$ 8,200	¥ 53,200	$ 15,600	¥ 109,100
Cash and cash equivalents			¥ 578,558	16,845	109,916	$ 29,720	193,920	¥ 66,695
Time deposits				7,000	45,674		69,762
Restricted cash				4,571	29,829		1,529
Depreciation methods	straight-line method
Impairment loss	¥ 0
Goodwill				17,688	115,414
Impairment charges	0
Advertising and promotional expenses	156,600	¥ 291,200	238,000
Employee benefits	¥ 13,401	¥ 39,152	24,610
Total non-current assets				48	313		7,577
operating lease ROU assets				1,655	10,801
Operating lease liabilities				1,526	9,959
Short-term operating lease liabilities (including short-term operating lease liabilities of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and RMB1,025 as of December 31, 2019 and 2020, respectively)				906	5,911
Long-term operating lease liabilities				$ 620	4,048
Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
operating lease ROU assets					10,800
Operating lease liabilities					9,900
Short-term operating lease liabilities (including short-term operating lease liabilities of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of nil and RMB1,025 as of December 31, 2019 and 2020, respectively)					5,900
Long-term operating lease liabilities					4,000
Other non-current assets
Related Party Transaction [Line Items]
Upfront issuance costs			700		0		0
PRC subsidiaries, VIEs
Related Party Transaction [Line Items]
Cash and cash equivalents					¥ 63,400		¥ 91,900
Percentage of cash and cash equivalents held y subsidiaries	57.70%	47.40%
Employee benefits	¥ 13,400	¥ 39,200	¥ 24,600